UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21423
The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Dividend &
Income Trust
Semi-Annual Report
June 30, 2010

Mario J. Gabelli, CFA	Barbara G. Marcin, CFA
To Our Shareholders,
     The Gabelli Dividend & Income Trust’s (the “Fund”) Net Asset Value (“NAV”) total return was (7.7)% during the semi-annual period ended June 30, 2010, compared with returns of (6.6)% and (5.0)% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (5.9)% during the first half of the year. For the one year period ended June 30, 2010, the Fund’s NAV total return was 20.2% and the total return for the Fund’s publicly traded shares was 26.0%, compared with returns of 14.4% and 18.9% for the S&P 500 Index and the Dow Jones Industrial Average, respectively. On June 30, 2010, the Fund’s NAV per share was $14.05, while the price of the publicly traded shares closed at $12.00 on the New York Stock Exchange (“NYSE”).
Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results

Average Annual Returns through June 30, 2010 (a) (Unaudited)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	(11.68)%	(7.72)%	20.24%	(11.24)%	(0.65)%	2.01%
Investment Total Return (c)	(11.64)	(5.93)	26.00	(11.28)	(0.69)	(0.15)
S&P 500 Index	(11.41)	(6.64)	14.43	(9.80)	(0.79)	1.63
Dow Jones Industrial Average	(9.36)	(5.00)	18.90	(7.38)	1.65	2.57
Nasdaq Composite Index	(12.04)	(7.05)	14.94	(6.77)	0.50	1.12

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI DIVIDEND & INCOME TRUST
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2010:

Financial Services	11.6%
Food and Beverage	11.3%
Energy and Utilities: Integrated	10.6%
Energy and Utilities: Oil	9.6%
Telecommunications	6.3%
U.S. Government Obligations	5.9%
Health Care	4.8%
Energy and Utilities: Electric	4.7%
Energy and Utilities: Natural Gas	4.1%
Diversified Industrial	3.9%
Consumer Products	3.6%
Energy and Utilities: Services	3.0%
Retail	2.4%
Aerospace	2.0%
Computer Software and Services	1.8%
Cable and Satellite	1.6%
Electronics	1.4%
Specialty Chemicals	1.2%
Equipment and Supplies	1.2%
Automotive: Parts and Accessories	1.0%
Entertainment	0.9%
Energy and Utilities: Water	0.9%
Metals and Mining	0.8%
Environmental Services	0.7%
Business Services	0.7%
Broadcasting	0.6%
Paper and Forest Products	0.6%
Machinery	0.5%
Transportation	0.5%
Energy and Utilities	0.3%
Wireless Communications	0.3%
Computer Hardware	0.3%
Hotels and Gaming	0.2%
Agriculture	0.2%
Automotive	0.2%
Publishing	0.1%
Communications Equipment	0.1%
Consumer Services	0.1%
Real Estate	0.0%
Building and Construction	0.0%
Manufactured Housing and Recreational Vehicles	0.0%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 17, 2010 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 17, 2010 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, Mario d’Urso, and Michael J. Melarkey as Trustees of the Fund. A total of 74,261,816 votes, 75,098,260 votes, and 75,215,333 votes were cast in favor of each Trustee and a total of 4,400,825 votes, 3,564,381 votes, and 3,447,308 votes were withheld for each Trustee, respectively.
     Anthony J. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Salvatore M. Salibello, Edward T. Tokar, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 91.3%
	Aerospace — 1.9%
10,000	Goodrich Corp.	$281,823	$662,500
40,000	Kaman Corp.	748,702	884,800
164,000	Rockwell Automation Inc.	8,113,655	8,050,760
2,000,000	Rolls-Royce Group plc†	14,847,048	16,808,603
180,000,000	Rolls-Royce Group plc, Cl. C†	276,353	268,938
80,000	The Boeing Co.	4,856,901	5,020,000

		29,124,482	31,695,601

	Agriculture — 0.2%
100,000	Archer-Daniels- Midland Co.	2,706,857	2,582,000

	Automotive — 0.1%
20,000	Navistar International Corp.†	458,857	984,000

	Automotive: Parts and Accessories — 1.0%
27,000	BorgWarner Inc.†	892,619	1,008,180
370,000	Genuine Parts Co.	12,454,843	14,596,500

		13,347,462	15,604,680

	Building and Construction — 0.0%
30,000	Layne Christensen Co.†	825,175	728,100

	Business Services — 0.7%
165,000	Diebold Inc.	5,797,438	4,496,250
120,000	Intermec Inc.†	2,232,531	1,230,000
34,000	Lender Processing Services Inc.	1,146,789	1,064,540
20,000	MasterCard Inc., Cl. A	3,089,996	3,990,600
18,000	PHH Corp.†	360,620	342,720
150,000	Trans-Lux Corp.† (a)	1,037,132	91,500

		13,664,506	11,215,610

	Cable and Satellite — 1.6%
475,000	Cablevision Systems Corp., Cl. A	10,152,710	11,404,750
16,000	Cogeco Inc.	316,415	450,895
10,000	DIRECTV, Cl. A†	185,853	339,200
235,000	DISH Network Corp., Cl. A	5,297,338	4,265,250
50,000	EchoStar Corp., Cl. A†	1,307,563	954,000
80,000	Liberty Global Inc., Cl. A†	1,656,034	2,079,200
33,000	Liberty Global Inc., Cl. C†	730,884	857,670
175,000	Rogers Communications Inc., Cl. B	2,249,983	5,733,000

		21,896,780	26,083,965

	Communications Equipment — 0.1%
30,000	Thomas & Betts Corp.†	790,716	1,041,000

	Computer Hardware — 0.1%
30,000	SanDisk Corp.†	287,056	1,262,100

	Computer Software and Services — 1.8%
60,000	Microsoft Corp.	1,441,981	1,380,600
415,000	Sybase Inc.†	26,723,296	26,833,900
90,000	Yahoo! Inc.†	2,516,109	1,244,700

		30,681,386	29,459,200

	Consumer Products — 3.6%
185,000	Alberto-Culver Co.	6,164,961	5,011,650
20,000	Altria Group Inc.	375,937	400,800
45,000	Avon Products Inc.	1,171,773	1,192,500
410,000	Eastman Kodak Co.†	3,211,996	1,779,400
90,000	Fortune Brands Inc.	3,659,121	3,526,200
50,000	Hanesbrands Inc.†	1,118,462	1,203,000
75,000	Harman International Industries Inc.†	2,964,957	2,241,750
200,000	Kimberly-Clark Corp.	13,012,319	12,126,000
25,000	Philip Morris International Inc.	1,011,008	1,146,000
1,000,000	Swedish Match AB	12,269,968	21,969,002
145,000	The Procter & Gamble Co.	7,977,094	8,697,100

		52,937,596	59,293,402

	Consumer Services — 0.1%
20,000	Dollar Thrifty Automotive Group Inc.†	831,900	852,200

	Diversified Industrial — 3.4%
100,000	Bouygues SA	3,516,295	3,903,957
150,000	Cooper Industries plc	4,902,625	6,600,000
490,000	General Electric Co.	12,899,470	7,065,800
280,000	Honeywell International Inc.	9,789,754	10,928,400
95,000	ITT Corp.	4,299,475	4,267,400
128,000	Owens-Illinois Inc.†	4,480,032	3,385,600
7,000	Sulzer AG	690,270	657,884
300,000	Textron Inc.	2,689,261	5,091,000
950,000	Tomkins plc	4,601,533	3,219,184
275,620	Tyco International Ltd.	11,791,057	9,710,093

		59,659,772	54,829,318

	Electronics — 1.4%
940,000	Intel Corp.	19,513,547	18,283,000
200,000	Tyco Electronics Ltd.	7,209,682	5,076,000

		26,723,229	23,359,000

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric — 4.7%
40,000	Allegheny Energy Inc.	$668,340	$827,200
85,000	ALLETE Inc.	2,788,153	2,910,400
235,000	American Electric Power Co. Inc.	7,356,987	7,590,500
720	Brookfield Infrastructure Partners LP	15,120	11,426
300,000	DPL Inc.	5,736,577	7,170,000
33,000	Edison International	1,407,705	1,046,760
270,000	Electric Power Development Co. Ltd.	6,584,683	8,593,338
695,000	Great Plains Energy Inc.	19,696,505	11,828,900
365,000	Integrys Energy Group Inc.	17,714,399	15,965,100
105,000	Pepco Holdings Inc.	1,970,492	1,646,400
230,000	Pinnacle West Capital Corp.	8,967,575	8,362,800
100,000	Southern Co.	2,893,572	3,328,000
222,000	UniSource Energy Corp.	5,628,352	6,699,960

		81,428,460	75,980,784

	Energy and Utilities: Integrated — 10.6%
12,000	Alliant Energy Corp.	305,115	380,880
150,000	Ameren Corp.	6,481,368	3,565,500
50,000	Avista Corp.	926,534	976,500
55,000	Black Hills Corp.	1,514,660	1,565,850
40,000	CH Energy Group Inc.	1,728,883	1,569,600
108,000	Chubu Electric Power Co. Inc.	2,458,019	2,689,770
150,000	CONSOL Energy Inc.	6,316,307	5,064,000
185,000	Consolidated Edison Inc.	7,545,477	7,973,500
70,000	Dominion Resources Inc.	2,979,664	2,711,800
160,000	Duke Energy Corp.	2,228,522	2,560,000
400,000	Edison SpA	932,177	441,205
630,000	El Paso Corp.	7,874,688	6,999,300
128,000	Endesa SA	5,062,086	2,738,407
450,000	Enel SpA	2,812,556	1,920,490
60,000	Exelon Corp.	3,463,574	2,278,200
125,000	FirstEnergy Corp.	4,361,666	4,403,750
116,000	Hawaiian Electric Industries Inc.	2,696,298	2,642,480
250,000	Hera SpA	552,073	413,018
121,500	Hokkaido Electric Power Co. Inc.	2,282,208	2,624,724
121,500	Hokuriku Electric Power Co.	2,131,359	2,674,196
8,000	Iberdrola SA	65,156	45,314
105,000	Iberdrola SA, ADR	5,028,792	2,355,150
308	Iberdrola SA, I -10 Shares†	1,648	1,740
85,000	Korea Electric Power Corp., ADR†	1,253,867	1,094,800
121,500	Kyushu Electric Power Co. Inc.	2,374,466	2,734,660
22,000	Maine & Maritimes Corp.	626,971	974,820
72,000	MGE Energy Inc.	2,324,253	2,594,880
35,102	National Grid plc, ADR	1,588,562	1,292,807
220,000	NextEra Energy Inc.	7,596,481	10,727,200
235,000	NiSource Inc.	4,914,069	3,407,500
530,000	NSTAR	12,560,747	18,550,000
400,000	OGE Energy Corp.	9,619,180	14,624,000
27,000	Ormat Technologies Inc.	405,000	763,830
300,000	Progress Energy Inc.	13,460,881	11,766,000
250,000	Public Service Enterprise Group Inc.	7,640,220	7,832,500
121,500	Shikoku Electric Power Co. Inc.	2,264,565	3,484,974
15,000	TECO Energy Inc.	255,758	226,050
121,500	The Chugoku Electric Power Co. Inc.	2,194,052	2,513,414
50,000	The Empire District Electric Co.	1,081,365	938,500
121,500	The Kansai Electric Power Co. Inc.	2,333,021	2,969,649
108,000	The Tokyo Electric Power Co. Inc.	2,545,172	2,945,066
121,500	Tohoku Electric Power Co. Inc.	2,112,763	2,617,853
200,000	Vectren Corp.	5,450,272	4,732,000
450,000	Westar Energy Inc.	8,859,242	9,724,500
85,000	Wisconsin Energy Corp.	2,690,561	4,312,900
150,000	Xcel Energy Inc.	2,485,848	3,091,500

		166,386,146	172,514,777

	Energy and Utilities: Natural Gas — 4.1%
20,000	Atmos Energy Corp.	503,678	540,800
22,000	Delta Natural Gas Co. Inc.	554,413	643,500
6,000	Energen Corp.	124,550	265,980
160,356	GDF Suez, Strips	0	196
20,000	Kinder Morgan Energy Partners LP	824,553	1,301,200
350,000	National Fuel Gas Co.	9,372,112	16,058,000
190,000	Nicor Inc.	6,469,021	7,695,000
200,000	ONEOK Inc.	4,976,022	8,650,000
180,000	Sempra Energy	5,394,832	8,422,200
35,000	South Jersey Industries Inc.	839,202	1,503,600
140,000	Southern Union Co.	2,884,173	3,060,400
190,000	Southwest Gas Corp.	4,719,351	5,605,000
610,000	Spectra Energy Corp.	13,426,444	12,242,700
43,000	The Laclede Group Inc.	1,222,566	1,424,590

		51,310,917	67,413,166

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil — 9.6%
69,000	Anadarko Petroleum Corp.	$3,075,356	$2,490,210
37,000	Apache Corp.	1,708,764	3,115,030
44,000	BG Group plc, ADR	1,780,065	3,286,800
125,000	BP plc, ADR	5,640,601	3,610,000
100,774	Chesapeake Energy Corp.	1,945,012	2,111,215
225,000	Chevron Corp.	13,416,226	15,268,500
318,000	ConocoPhillips	16,968,110	15,610,620
78,000	Devon Energy Corp.	3,448,499	4,751,760
168,000	Eni SpA, ADR	6,167,620	6,140,400
205,000	Exxon Mobil Corp.	9,587,886	11,699,350
36,000	Hess Corp.	1,130,043	1,812,240
470,000	Marathon Oil Corp.	16,539,721	14,612,300
136,000	Murphy Oil Corp.	6,865,210	6,738,800
232,000	Occidental Petroleum Corp.	8,756,011	17,898,800
8,000	PetroChina Co. Ltd., ADR	584,148	877,840
100,000	Petroleo Brasileiro SA, ADR	4,150,271	3,432,000
270,000	Repsol YPF SA, ADR	5,719,267	5,427,000
185,000	Royal Dutch Shell plc, Cl. A, ADR	8,818,890	9,290,700
775,000	Statoil ASA, ADR	11,384,502	14,841,250
150,000	Sunoco Inc.	7,207,011	5,215,500
185,000	Total SA, ADR	8,118,724	8,258,400

		143,011,937	156,488,715

	Energy and Utilities: Services — 3.0%
210,000	ABB Ltd., ADR	2,290,480	3,628,800
74,000	Cameron International Corp.†	1,023,207	2,406,480
102,000	Diamond Offshore Drilling Inc.	5,683,975	6,343,380
540,000	Halliburton Co.	14,272,792	13,257,000
5,000	Nabors Industries Ltd.†	110,564	88,100
10,000	Noble Corp.	254,820	309,100
38,000	Oceaneering International Inc.†	1,614,498	1,706,200
185,000	Rowan Companies Inc.†	6,496,511	4,058,900
120,000	Schlumberger Ltd.	3,977,835	6,640,800
46,000	Transocean Ltd.†	3,995,781	2,131,180
650,000	Weatherford International Ltd.†	12,838,606	8,541,000

		52,559,069	49,110,940

	Energy and Utilities: Water — 0.9%
11,000	American States Water Co.	273,608	364,540
360,000	American Water Works Co. Inc.	7,524,100	7,416,000
74,000	Aqua America Inc.	1,237,577	1,308,320
6,000	Artesian Resources Corp., Cl. A	113,635	110,760
3,000	California Water Service Group	94,710	107,100
11,500	Connecticut Water Service Inc.	276,036	241,730
2,000	Consolidated Water Co. Ltd.	26,006	22,760
6,000	Middlesex Water Co.	111,082	95,100
60,000	Pennichuck Corp.	1,362,461	1,321,800
90,000	SJW Corp.	1,564,611	2,109,600
25,000	Southwest Water Co.	269,611	262,000
12,000	The York Water Co.	156,854	170,400
25,000	United Utilities Group plc, ADR	662,400	390,250

		13,672,691	13,920,360

	Entertainment — 0.9%
8,000	Grupo Televisa SA, ADR	79,516	139,280
102,900	Madison Square Garden Inc., Cl. A†	1,939,862	2,024,043
250,000	Take-Two Interactive Software Inc.†	6,029,665	2,250,000
200,000	Time Warner Inc.	6,387,568	5,782,000
210,000	Vivendi	6,421,271	4,318,076

		20,857,882	14,513,399

	Environmental Services — 0.7%
1,250	Suez Environnement Co. SA	0	20,766
12,375	Veolia Environnement	395,937	292,895
350,000	Waste Management Inc.	12,663,686	10,951,500

		13,059,623	11,265,161

	Equipment and Supplies — 1.2%
95,000	CIRCOR International Inc.	1,731,985	2,430,100
57,000	Lufkin Industries Inc.	488,572	2,222,430
65,000	Mueller Industries Inc.	2,587,485	1,599,000
420,000	RPC Inc.	1,866,263	5,733,000
212,000	Tenaris SA, ADR	9,805,561	7,337,320

		16,479,866	19,321,850

	Financial Services — 11.4%
166,000	Aflac Inc.	8,808,884	7,083,220
80,000	AllianceBernstein Holding LP	1,519,748	2,067,200
450,000	American Express Co.	19,430,810	17,865,000
10,000	Astoria Financial Corp.	115,083	137,600
590,000	Bank of America Corp.	8,787,139	8,478,300
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
22,000	BlackRock Inc.	$1,979,991	$3,154,800
1,500,000	Citigroup Inc.†	5,168,000	5,640,000
18,000	CME Group Inc.	6,236,837	5,067,900
97,000	Deutsche Bank AG	8,289,330	5,447,520
470,000	Discover Financial Services	8,054,511	6,570,600
100,909	Fidelity National Financial Inc., Cl. A	1,874,684	1,310,808
210,000	Fidelity National Information Services Inc.	3,766,920	5,632,200
60,000	HSBC Holdings plc, ADR	4,093,300	2,735,400
90,000	Hudson City Bancorp Inc.	1,409,172	1,101,600
125,000	Invesco Ltd.	3,131,339	2,103,750
485,000	JPMorgan Chase & Co.	16,704,832	17,755,850
200,000	Legg Mason Inc.	4,847,446	5,606,000
40,000	M&T Bank Corp.	2,557,647	3,398,000
78,000	Moody’s Corp.	2,827,100	1,553,760
110,000	Morgan Stanley	3,207,824	2,553,100
90,000	National Australia Bank Ltd., ADR	2,148,264	1,759,500
180,000	New York Community Bancorp Inc.	3,037,621	2,748,600
240,000	NewAlliance Bancshares Inc.	3,442,676	2,690,400
200,000	PNC Financial Services Group Inc.	10,426,455	11,300,000
220,000	SLM Corp.†	4,611,192	2,285,800
46,000	State Street Corp.	961,661	1,555,720
130,000	T. Rowe Price Group Inc.	4,538,233	5,770,700
525,000	The Bank of New York Mellon Corp.	16,938,137	12,962,250
73,000	The Blackstone Group LP	1,245,405	697,880
290,000	The Travelers Companies Inc.	10,913,064	14,282,500
370,000	Waddell & Reed Financial Inc., Cl. A	7,544,611	8,095,600
10,000	Webster Financial Corp.	40,182	179,400
530,000	Wells Fargo & Co.	15,506,240	13,568,000
19,260	Willis Group Holdings plc	556,229	578,763
170,000	Wilmington Trust Corp.	5,440,624	1,885,300

		200,161,191	185,623,021

	Food and Beverage — 11.3%
90,000	Campbell Soup Co.	2,793,859	3,224,700
350,000	China Mengniu Dairy Co. Ltd.	857,331	1,146,156
235,000	ConAgra Foods Inc.	5,617,669	5,480,200
90,000	Constellation Brands Inc., Cl. A†	1,175,339	1,405,800
300,082	Danone	15,096,110	16,219,459
1,900,000	Davide Campari — Milano SpA	9,573,232	9,398,234
270,000	Dr. Pepper Snapple Group Inc.	6,237,449	10,095,300
550,000	General Mills Inc.	13,425,593	19,536,000
85,000	H.J. Heinz Co.	2,971,207	3,673,700
220,000	ITO EN Ltd.	5,070,878	3,384,041
1,000	Kellogg Co.	35,550	50,300
280,000	Kikkoman Corp.	3,555,048	2,957,869
750,000	Kraft Foods Inc., Cl. A	22,390,116	21,000,000
150,000	Morinaga Milk Industry Co. Ltd.	588,860	585,308
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,829,272	7,385,625
1,300,000	Parmalat SpA	4,070,043	3,042,702
339,450	Parmalat SpA, GDR (b)(c)	981,615	795,841
60,000	PepsiCo Inc.	3,735,000	3,657,000
74,000	Pernod-Ricard SA	6,614,422	5,789,620
19,000	Remy Cointreau SA	919,900	1,018,007
1,400,000	Sara Lee Corp.	21,309,797	19,740,000
310,000	The Coca-Cola Co.	13,818,791	15,537,200
345,000	The Hershey Co.	14,823,123	16,535,850
440,000	YAKULT HONSHA Co. Ltd.	11,809,492	12,068,088

		174,299,696	183,727,000

	Health Care — 4.8%
37,000	Abbott Laboratories	1,730,226	1,730,860
250,000	Boston Scientific Corp.†	2,367,204	1,450,000
235,000	Bristol-Myers Squibb Co.	5,804,179	5,860,900
75,000	Covidien plc	3,176,821	3,013,500
120,000	Eli Lilly & Co.	5,866,997	4,020,000
50,000	Johnson & Johnson	3,244,276	2,953,000
70,000	Mead Johnson Nutrition Co.	2,938,339	3,508,400
150,000	Merck & Co. Inc.	4,970,269	5,245,500
266,500	Millipore Corp.†	28,132,518	28,422,225
112,500	Owens & Minor Inc.	2,399,108	3,192,750
705,000	Pfizer Inc.	13,595,403	10,053,300
26,000	Schiff Nutrition International Inc.	145,435	185,120
40,000	St. Jude Medical Inc.†	1,508,065	1,443,600
60,000	Watson Pharmaceuticals Inc.†	2,168,271	2,434,200
77,000	Zimmer Holdings Inc.†	4,894,910	4,161,850

		82,942,021	77,675,205

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 0.2%
75,000	Boyd Gaming Corp.†	$577,827	$636,750
850,000	Ladbrokes plc	7,858,227	1,615,419
60,000	Las Vegas Sands Corp.†	350,218	1,328,400
16,000	Pinnacle Entertainment Inc.†	67,635	151,360

		8,853,907	3,731,929

	Machinery — 0.5%
210,000	CNH Global NV†	4,740,564	4,756,500
70,000	Deere & Co.	3,746,042	3,897,600

		8,486,606	8,654,100

	Manufactured Housing and Recreational Vehicles — 0.0%
16,000	Skyline Corp.	423,697	288,160

	Metals and Mining — 0.8%
16,000	Agnico-Eagle Mines Ltd.	766,400	972,480
290,000	Alcoa Inc.	6,550,294	2,917,400
20,000	Alliance Holdings GP LP	461,803	703,200
6,000	Arch Coal Inc.	93,203	118,860
8,000	BHP Billiton Ltd., ADR	217,549	495,920
125,000	Freeport-McMoRan Copper & Gold Inc.	3,873,850	7,391,250
25,000	Peabody Energy Corp.	404,351	978,250

		12,367,450	13,577,360

	Paper and Forest Products — 0.6%
400,000	International Paper Co.	12,286,818	9,052,000

	Publishing — 0.1%
850,000	Il Sole 24 Ore†	7,042,255	1,455,195

	Real Estate — 0.0%
18,000	Brookfield Asset Management Inc., Cl. A	186,196	407,160

	Retail — 2.1%
220,000	CVS Caremark Corp.	7,446,352	6,450,400
142,000	Ingles Markets Inc., Cl. A	1,615,209	2,137,100
105,000	Macy’s Inc.	1,203,699	1,879,500
400,000	Safeway Inc.	8,456,277	7,864,000
300,000	Sally Beauty Holdings Inc.†	3,712,676	2,460,000
4,000	SUPERVALU Inc.	64,080	43,360
108,000	The Great Atlantic & Pacific Tea Co. Inc.†	1,466,490	421,200
35,000	Wal-Mart Stores Inc.	1,729,286	1,682,450
330,000	Walgreen Co.	12,470,820	8,811,000
75,000	Whole Foods Market Inc.†	2,367,352	2,701,500

		40,532,241	34,450,510

	Specialty Chemicals — 1.2%
2,000	Airgas Inc.	120,824	124,400
5,000	Arkema, ADR	269,656	175,300
100,000	Ashland Inc.	3,658,864	4,642,000
158,000	E. I. du Pont de Nemours and Co.	6,808,601	5,465,220
390,000	Ferro Corp.†	4,186,048	2,874,300
100,000	Olin Corp.	1,826,860	1,809,000
195,000	The Dow Chemical Co.	7,734,300	4,625,400

		24,605,153	19,715,620

	Telecommunications — 5.8%
610,000	AT&T Inc.	16,653,139	14,755,900
300,000	BCE Inc.	7,341,781	8,781,000
33,000	Belgacom SA	1,028,445	1,043,760
45,000	Bell Aliant Regional Communications Income Fund (c)(d)	1,219,425	1,074,961
15,000	BT Group plc, ADR	464,724	288,150
32,000	CenturyLink Inc.	1,146,892	1,065,920
720,000	Deutsche Telekom AG, ADR	12,905,316	8,402,400
55,000	France Telecom SA, ADR	1,338,443	952,050
30,000	Hellenic Telecommunications Organization SA	577,510	227,451
219,800	Hellenic Telecommunications Organization SA, ADR	1,748,090	822,052
215,000	Portugal Telecom SGPS SA	2,567,543	2,150,631
2,250,000	Sprint Nextel Corp.†	18,142,514	9,540,000
80,000	Telecom Italia SpA, ADR	1,971,002	880,800
15,000	Telefonica SA, ADR	640,361	832,950
165,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	1,589,027	2,328,150
110,000	Telekom Austria AG	1,691,571	1,228,783
38,000	Telephone & Data Systems Inc.	1,230,970	1,154,820
100,000	Telephone & Data Systems Inc., Special	3,548,843	2,654,000
125,000	Telstra Corp. Ltd., ADR	2,293,602	1,711,250
76,100	TELUS Corp., Non-Voting	1,574,712	2,754,820
1,000,000	Verizon Communications Inc.	36,248,381	28,020,000
40,000	VimpelCom Ltd., ADR†	230,241	647,200
175,000	Vodafone Group plc, ADR	4,695,005	3,617,250

		120,847,537	94,934,298

	Transportation — 0.5%
250,000	GATX Corp.	7,479,104	6,670,000
27,000	Kansas City Southern†	453,321	981,450
4,000	Teekay Corp.	155,932	104,680

		8,088,357	7,756,130

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Wireless Communications — 0.3%
110,000	United States Cellular Corp.†	$4,910,278	$4,526,500

	TOTAL COMMON STOCKS	1,518,735,768	1,485,093,516

	CONVERTIBLE PREFERRED STOCKS — 1.1%
	Automotive — 0.1%
30,000	Ford Motor Co. Capital Trust II, 6.500% Cv. Pfd.	1,280,906	1,324,500

	Broadcasting — 0.0%
15,266	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A†	572,710	335,699

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd.†	6,210	100

	Energy and Utilities — 0.3%
129,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	4,649,004	4,687,860

	Financial Services — 0.2%
1,500	Doral Financial Corp., 4.750% Cv. Pfd.	207,335	186,000
80,000	Newell Financial Trust I, 5.250% Cv. Pfd.	3,769,250	2,820,000

		3,976,585	3,006,000

	Telecommunications — 0.5%
55,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,254,718	2,090,000
103,000	Crown Castle International Corp., 6.250% Cv. Pfd.	4,763,875	5,793,750

		7,018,593	7,883,750

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd., Ser. A (d)	199,475	200,100

	TOTAL CONVERTIBLE
	PREFERRED STOCKS	17,703,483	17,438,009

	RIGHTS — 0.0%
	Health Care — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR, expire 12/31/10†	0	786

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15† (b)(c)(d)	0	435

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 1.7%
	Aerospace — 0.1%
$1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39 (c)	1,353,018	1,248,750

	Automotive: Parts and Accessories — 0.0%
500,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	485,351	490,365

	Broadcasting — 0.6%
10,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	9,020,029	9,325,000

	Computer Hardware — 0.2%
3,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,537,732	2,681,250

	Diversified Industrial — 0.5%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	8,800,000	8,844,000

	Financial Services — 0.0%
200,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	200,000	201,500

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	423,109	330,750

	Retail — 0.3%
5,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	5,267,685	4,995,250

	TOTAL CONVERTIBLE CORPORATE BONDS	28,086,924	28,116,865

	U.S. GOVERNMENT OBLIGATIONS — 5.9%
	U.S. Treasury Bills — 5.4%
86,973,000	U.S. Treasury Bills, 0.051% to 0.463%††, 07/01/10 to 12/16/10	86,945,151	86,943,299

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. Treasury Cash Management Bills — 0.5%
$8,620,000	U.S. Treasury Cash Management Bill, 0.132%††, 07/15/10	$8,619,557	$8,619,557

	U.S. Treasury Notes — 0.0%
595,000	U.S. Treasury Note, 4.125%, 08/15/10	597,867	597,867

	TOTAL U.S. GOVERNMENT OBLIGATIONS	96,162,575	96,160,723

TOTAL INVESTMENTS — 100.0%		$1,660,688,750	1,626,810,334

Other Assets and Liabilities (Net)			578,341

PREFERRED STOCK (5,603,095 preferred shares outstanding)			(459,257,875)

NET ASSETS — COMMON SHARES (83,170,137 common shares outstanding)			$1,168,130,800

NET ASSET VALUE PER COMMON SHARE ($1,168,130,800 ÷ 83,170,137 shares outstanding)			$14.05

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	At June 30, 2010, the Fund held investments in restricted and illiquid securities amounting to $796,276 or 0.05% of total investments, which were valued under methods approved by the Board of Trustees as follows:

				06/30/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.3445
650	Parmalat SpA, GDR, Warrants expire 12/31/15	11/09/05	—	0.6692

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of Rule 144A securities amounted to $11,963,987 or 0.74% of total investments. Except as noted in (b) these securities are liquid.

(d)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $1,275,496 or 0.08% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	81.2%	$1,321,104,356
Europe	14.3	231,734,447
Japan	3.7	60,228,575
Asia/Pacific	0.4	7,085,466
Latin America	0.4	6,657,490

Total Investments	100.0%	$1,626,810,334

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $1,659,651,618)	$1,626,718,834
Investments in affiliates, at value (cost $1,037,132)	91,500
Foreign currency, at value (cost $2,781)	2,777
Cash	4,448
Receivable for investments sold	1,365,952
Dividends and interest receivable	3,574,099
Deferred offering expense	141,715
Prepaid expense	22,732

Total Assets	1,631,922,057

Liabilities:
Payable for investments purchased	928,644
Distributions payable	144,644
Payable for investment advisory fees	1,004,043
Payable for payroll expenses	36,326
Payable for accounting fees	7,500
Payable for auction agent fees	1,961,333
Payable for shareholder communications expenses	292,707
Other accrued expenses	158,185

Total Liabilities	4,533,382

Preferred Shares:
Series A Cumulative Preferred Shares (5.875%, $25 liquidation value, $0.001 par value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C Cumulative Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D Cumulative Preferred Shares (6.000%, $25 liquidation value, $0.001 par value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E Cumulative Preferred Shares (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000

Total Preferred Shares	459,257,875

Net Assets Attributable to Common Shareholders	$1,168,130,800

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,363,683,850
Accumulated net investment income	5,243,426
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(166,874,339)
Net unrealized depreciation on investments	(33,878,416)
Net unrealized depreciation on foreign currency translations	(43,721)

Net Assets	$1,168,130,800

Net Asset Value per Common Share:
($1,168,130,800 ÷ 83,170,137 shares outstanding, at $0.001 par value; unlimited number of shares authorized)	$14.05

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $861,361)	$25,012,068
Interest	921,100

Total Investment Income	25,933,168

Expenses:
Investment advisory fees	8,665,872
Auction agent fees	391,849
Shareholder communications expenses	225,816
Custodian fees	129,245
Payroll expenses	116,025
Trustees’ fees	91,523
Legal and audit fees	65,277
Accounting fees	22,500
Shareholder services fees	19,162
Interest expense	64
Miscellaneous expenses	162,781

Total Expenses	9,890,114

Less:
Advisory fee reduction	(2,277,416)
Advisory fee reduction on unsupervised assets (See Note 3)	(3,827)
Custodian fee credits	(189)

Total Reductions and Credits	(2,281,432)

Net Expenses	7,608,682

Net Investment Income	18,324,486

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments — unaffiliated	(2,602,928)
Net realized loss on investments — affiliated	(331,148)
Net realized loss on swap contracts	(1,819,014)
Net realized loss on foreign currency transactions	(60,592)

Net realized loss on investments, swap contracts, and foreign currency transactions	(4,813,682)

Net change in unrealized appreciation/depreciation:
on investments	(106,690,591)
on swap contracts	1,864,569
on foreign currency translations	(45,101)

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(104,871,123)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(109,684,805)

Net Decrease in Net Assets Resulting from Operations	(91,360,319)

Total Distributions to Preferred Shareholders	(6,687,915)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(98,048,234)

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$18,324,486	$34,009,983
Net realized loss on investments, swap contracts, and foreign currency transactions	(4,813,682)	(119,259,851)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(104,871,123)	422,770,032

Net Increase/(Decrease) in Net Assets Resulting from Operations	(91,360,319)	337,520,164

Distributions to Preferred Shareholders:
Net investment income	(6,687,915)*	(13,549,022)

Total Distributions to Preferred Shareholders	(6,687,915)	(13,549,022)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(98,048,234)	323,971,142

Distributions to Common Shareholders:
Net investment income	(8,398,359)*	(17,201,564)
Return of capital	(21,595,780)*	(65,457,086)

Total Distributions to Common Shareholders	(29,994,139)	(82,658,650)

Fund Share Transactions:
Net decrease from repurchase of common shares	(4,095,098)	(635,911)
Net increase in net assets from repurchase of preferred shares	—	315,833

Net Decrease in Net Assets from Fund Share Transactions	(4,095,098)	(320,078)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(132,137,471)	240,992,414
Net Assets Attributable to Common Shareholders:
Beginning of period	1,300,268,271	1,059,275,857

End of period (including undistributed net investment income of $5,243,426 and $2,005,214, respectively)	$1,168,130,800	$1,300,268,271

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of	Six Months Ended
beneficial interest outstanding	June 30, 2010	Year Ended December 31,
throughout each period:	(Unaudited)	2009	2008		2007	2006		2005
Operating Performance:
Net asset value, beginning of period	$15.58	$12.68	$23.57		$23.65	$20.62		$20.12

Net investment income	0.22	0.41	0.55		0.53	0.87		0.55
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	(1.32)	3.64	(9.92)		1.37	4.00		1.33

Total from investment operations	(1.10)	4.05	(9.37)		1.90	4.87		1.88

Distributions to Preferred Shareholders: (a)
Net investment income	(0.08)*	(0.16)	(0.27)		(0.10)	(0.12)		(0.06)
Net realized gain	—	—	(0.00	)(g)	(0.23)	(0.19)		(0.10)

Total distributions to preferred shareholders	(0.08)	(0.16)	(0.27)		(0.33)	(0.31)		(0.16)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(1.18)	3.89	(9.64)		1.57	4.56		1.72

Distributions to Common Shareholders:
Net investment income	(0.10)*	(0.21)	(0.29)		(0.51)	(0.61)		(0.48)
Net realized gain on investments	—	—	(0.00	)(g)	(1.15)	(0.93)		(0.72)
Return of capital	(0.26)*	(0.78)	(0.99)		—	—		—

Total distributions to common shareholders	(0.36)	(0.99)	(1.28)		(1.66)	(1.54)		(1.20)

Fund Share Transactions:
Increase in net assets value from repurchase of common shares	0.01	0.00 (g)	0.01		0.01	0.01		0.02
Increase in net assets value from repurchase of preferred shares	—	0.00 (g)	0.02		—	—		—
Offering costs for preferred shares charged to paid-in capital	—	—	—		—	(0.00	)(g)	(0.04)

Total from fund share transactions	0.01	0.00 (g)	0.03		0.01	0.01		(0.02)

Net Asset Value Attributable to Common Shareholders, End of Period	$14.05	$15.58	$12.68		$23.57	$23.65		$20.62

NAV total return †	(7.32)%	35.49%	(41.27)%		7.75%	24.09%		9.47%

Market value, end of period	$12.00	$13.11	$10.30		$20.68	$21.47		$17.62

Investment total return ††	(5.93)%	40.35%	(45.63)%		4.14%	31.82%		4.85%

See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share of	Six Months Ended
beneficial interest outstanding	June 30, 2010		Year Ended December 31,
throughout each period:	(Unaudited)		2009	2008	2007	2006	2005
Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,627,389		$1,759,526	$1,521,400	$2,475,831	$2,486,081	$2,238,155
Net assets attributable to common shares, end of period (in 000’s)	$1,168,131		$1,300,268	$1,059,276	$1,975,831	$1,986,081	$1,738,155
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.85	%(f)	3.18%	2.94%	2.17%	3.91%	2.75%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.54	%(f)	1.66%	1.48%	—	—	—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (b)	1.18	%(f)	1.66%	1.17%	1.37%	1.41%	1.33%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.14	%(f)	1.16%	1.13%	—	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (b)	0.87	%(f)	1.16%	0.89%	1.10%	1.11%	1.12%
Portfolio turnover rate †††	7.1%		13.3%	32.0%	33.8%	28.8%	25.6%
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$76,201		$76,201	$78,211	$80,000	$80,000	$80,000
Total shares outstanding (in 000’s)	3,048		3,048	3,128	3,200	3,200	3,200
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (c)	$24.74		$23.34	$22.25	$23.52	$23.86	$24.82
Asset coverage per share	$88.59		$95.78	$82.30	$123.79	$124.30	$111.91
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$90,000		$90,000	$90,000	$100,000	$100,000	$100,000
Total shares outstanding (in 000’s)	4		4	4	4	4	4
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (d)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$88,588		$95,781	$82,305	$123,792	$124,304	$111,908
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000		$108,000	$108,000	$120,000	$120,000	$120,000
Total shares outstanding (in 000’s)	4		4	4	5	5	5
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (d)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$88,588		$95,781	$82,305	$123,792	$124,304	$111,908
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$63,557		$63,557	$64,413	$65,000	$65,000	$65,000
Total shares outstanding (in 000’s)	2,542		2,542	2,577	2,600	2,600	2,600
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (c)	$25.18		$24.44	$23.99	$24.41	$24.37	$24.72
Asset coverage per share	$88.59		$95.78	$82.30	$123.79	$124.30	$111.91
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500		$121,500	$121,500	$135,000	$135,000	$135,000
Total shares outstanding (in 000’s)	5		5	5	5	5	5
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (d)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$88,588		$95,781	$82,305	$123,792	$124,304	$111,908
Asset Coverage (e)	354%		383%	329%	495%	497%	448%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005, would have been 58.0%, 30.8%, and 39.5%, respectively.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the period.

(b)	The ratios include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, for the year ended December 31, 2007, the ratios of operating expenses to average net assets attributable to common shares net of fee reduction, would have been 1.38% and the ratios of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction would have been 1.11%. For the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2006, and 2005, the effect of Custodian Fee Credits was minimal.

(c)	Based on weekly prices.

(d)	Based on weekly auction prices. Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.

(e)	Asset coverage is calculated by combining all series of preferred shares.

(f)	Annualized.

(g)	Amount represents less than $0.005 per share.
See accompanying notes to financial statements.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Dividend & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.
     The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser’’).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$31,426,663	$268,938	$31,695,601
Food and Beverage	182,931,159	795,841	183,727,000
Telecommunications	93,859,337	1,074,961	94,934,298
Other Industries (a)	1,174,736,617	—	1,174,736,617

Total Common Stocks	1,482,953,776	2,139,740	1,485,093,516

Convertible Preferred Stocks:
Transportation	—	200,100	200,100
Other Industries (a)	17,237,909	—	17,237,909

Total Convertible Preferred Stocks	17,237,909	200,100	17,438,009

Rights (a)	786	—	786
Warrants (a)	—	435	435
Convertible Corporate Bonds	—	28,116,865	28,116,865
U.S. Government Obligations	—	96,160,723	96,160,723

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,500,192,471	$126,617,863	$1,626,810,334

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
     The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
     There were no Level 3 investments at June 30, 2010 or December 31, 2009.
     In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or of hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the six months ended June 30, 2010 the Fund had no investments in options.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series B Auction Market Cumulative Preferred Shares (“Series B Shares”). In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred share dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund held an interest rate swap agreement through June 2, 2010, with an average monthly notional amount while it was outstanding of approximately $100,000,000. At June 30, 2010, there were no open interest rate swap agreements.
The Fund held an equity contract for difference swap agreement through January 29, 2010, with an average monthly notional amount while it was outstanding of approximately $2,638,658. At June 30, 2010, there were no open equity contracts for difference swap agreements.
Futures Contracts. The Fund may engage in futures contracts for the purpose of certain hedging, yield enhancements, and risk management purposes. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of protecting the value of its portfolio against uncertainty in the level of future currency exchange rates or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Effect of Derivative Instruments on the Statement of Operations during the six months ended June 30, 2010:
The following table presents the effect of derivatives on the Statement of Operations during the six months ended June 30, 2010, by primary risk exposure:

		Change in Unrealized
		Appreciation or
		Depreciation on
	Realized Gain or (Loss) on	Derivatives Recognized
Derivative Contracts	Derivatives Recognized in Income	in Income

Equity Contracts	$86,333	$(1,575)
Interest Rate Contracts	(1,905,347)	1,866,144

Total	$(1,819,014)	$1,864,569

     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of open positions, which is adjusted periodically as the value of the position fluctuates. The Fund did not hold any short positions as of June 30, 2010.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Restricted and Illiquid Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2010, refer to the Schedule of Investments.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Under the Fund’s distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.
     Distributions to shareholders of the Fund’s 5.875% Series A Cumulative Preferred Shares, Series B Auction Market Cumulative Preferred Shares, Series C Auction Market Cumulative Preferred Shares, 6.000% Series D Cumulative Preferred Shares, and Series E Auction Rate Cumulative Preferred Shares (“Cumulative Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$17,201,564	$13,549,022
Return of capital	65,457,086	—

Total distributions paid	$82,658,650	$13,549,022

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulative capital loss carryforwards	$(129,734,874)
Net unrealized appreciation on investments, swap contracts, and foreign currency translations	61,445,915
Post-October capital loss deferral	(20,845,593)
Other temporary differences*	28,095

Total	$(89,106,457)

*	Other temporary differences are primarily due to income from investments in hybrid securities, adjustments on preferred share class distribution payables, and swap accrual adjustments.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $129,734,874, which are available to reduce future required distributions of net capital gains to shareholders. $22,445,283 of the loss carryforward is available through 2016; and $107,289,591 is available through 2017.
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2009, the Fund had deferred capital losses of $20,845,593.
     The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,671,518,429	$160,062,072	$(204,770,167)	$(44,708,095)
     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Preferred Shares for the year.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2010, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate or corresponding swap rate of the outstanding Preferred Shares. Thus, advisory fees with respect to the liquidation value of Preferred Share assets were reduced by $2,277,416.
     During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $198,032 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2010 the Fund paid or accrued $116,025 in payroll expenses in the Statement of Operations.
     The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
     There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $3,827.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S Government obligations, aggregated $115,527,796 and $127,656,245, respectively.
5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2010, the Fund repurchased and retired 298,500 shares of beneficial interest in the open market at a cost of $4,095,098 and an average discount of approximately 14.73% from its NAV.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Transactions in shares of beneficial interest were as follows:

Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(298,500)	$(4,095,098)	(60,000)	$(635,911)
     The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Cumulative Preferred Shares. The Cumulative Preferred Shares is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Cumulative Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.875% Series A, Series B Auction Market, Series C Auction Market, 6.000% Series D, and Series E Auction Rate Cumulative Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     On October 12, 2004, the Fund received net proceeds of $77,280,971 (after underwriting discounts of $2,520,000 and offering expenses of $199,029) from the public offering of 3,200,000 shares of 5.875% Series A Cumulative Preferred Shares. Commencing October 12, 2009 and thereafter, the Fund, at its option, may redeem the 5.875% Series A Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series A Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2010 the Fund did not repurchase any shares of 5.875% Series A Cumulative Preferred Shares. At June 30, 2010, 3,048,019 shares of 5.875% Series A Cumulative Preferred Shares were outstanding and accrued dividends amounted to $37,306.
     On October 12, 2004, the Fund received net proceeds of $217,488,958 (after underwriting discounts of $2,200,000 and offering expenses of $311,042) from the public offering of 4,000 shares of Series B Shares and 4,800 shares of Series C Auction Market Cumulative Preferred Shares (“Series C Shares”), respectively. The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series B and Series C Shares subject to bid orders by potential holders has been less than the number of Series B and Series C Shares subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series B or Series C Shares for which they have submitted sell orders. The current maximum rate for both Series B and Series C Shares is 125 basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the day of such auction. The dividend rates of Series B Shares ranged from 1.458% to 1.581% during the six months ended June 30, 2010. The dividend rates of Series C Shares ranged from 1.458% to 1.583% during the six months ended June 30, 2010. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B and C Shares shareholders may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series B and C Shares in whole or in part at the redemption price at any time. There were no redemptions of Series B and C Shares during the six months ended June 30, 2010. At June 30, 2010, 3,600 and 4,320 shares of the Series B and C Shares were outstanding with an annualized dividend rate of 1.578% and 1.579% per share and accrued dividends amounted to $3,945 and $28,404, respectively.

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     On November 3, 2005, the Fund received net proceeds of $62,617,239 (after underwriting discounts of $2,047,500 and offering expenses of $335,261) from the public offering of 2,600,000 shares of 6.000% Series D Cumulative Preferred Shares. Commencing November 3, 2010 and thereafter, the Fund, at its option, may redeem the 6.000% Series D Cumulative Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Cumulative Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2010 the Fund did not repurchase any shares of 6.00% Series D Cumulative Preferred Shares. At June 30, 2010, 2,542,296 shares of 6.000% Series D Cumulative Preferred Shares were outstanding and accrued dividends amounted to $31,779.
     On November 3, 2005, the Fund received net proceeds of $133,379,387 (after underwriting discounts of $1,350,000 and offering expenses of $270,613) from the public offering of 5,400 shares of Series E Auction Rate Cumulative Preferred Shares (“Series E Shares”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008 the number of Series E Shares subject to bid orders by potential holders has been less than the number of Series E Shares subject to sell orders. Therefore the weekly auctions have failed, and the dividend rate since then has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series E Shares for which they have submitted sell orders. The current maximum rate is 150 basis points greater than the seven day Telerate/British Bankers Association LIBOR rate on the day of such auction. The dividend rates of Series E Shares ranged from 1.708% to 1.831% during the year ended December 31, 2009. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of the Series E Shares may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series E Shares in whole or in part at the redemption price at any time. There were no redemptions of Series E Shares during the six months ended June 30, 2010. At June 30, 2010, 4,860 Series E Shares were outstanding with an annualized dividend rate of 1.829% and accrued dividends amounted to $43,210.
     The holders of Cumulative Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Cumulative Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.
6. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuer during the six months ended June 30, 2010 is set forth below:

							Percent
				Net Change in		Value at	Owned of
	Beginning	Shares	Ending	Unrealized	Realized	June 30,	Shares
	Shares	Sold	Shares	Depreciation	Loss	2010	Outstanding
Trans-Lux Corp.	200,000	(50,000)	150,000	$(13,531)	$(331,148)	$91,500	6.14%

THE GABELLI DIVIDEND & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 30, 2010, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI DIVIDEND & INCOME TRUST
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Dividend & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS
THE GABELLI DIVIDEND & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder, LLP

Edward T. Tokar
Senior Managing Director,
Beacon Trust Company

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers*
Bruce N. Alpert
President & Acting Treasurer

Carter W. Austin
Vice President

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

		5.875%	6.00%
	Common	Preferred	Preferred
NYSE–Symbol:	GDV	GDV PrA	GDV PrD
Shares Outstanding:	83,170,137	3,048,019	2,542,296

*	Agnes Mullady, Treasurer and Secretary, is on a leave of absence.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com Semi Annual Report June 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May Yet
	Shares (or Units)	(b) Average Price Paid	Publicly Announced Plans	Be Purchased Under the Plans
Period	Purchased	per Share (or Unit)	or Programs	or Programs
Month #1	Common — N/A	Common — N/A	Common — N/A	Common — 83,468,637
01/01/10
through	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A —3,048,019
01/31/10
	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — 2,542,296

Month #2	Common — 10,000	Common — $12.9735	Common — 10,000	Common — 83,468,637 —
02/01/10				10,000 = 83,458,637
through
02/28/10	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A —3,048,019

	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — 2,542,296

Month #3 03/01/10 through	Common — 163,400	Common — $13.5268	Common — 163,400	Common — 83,458,637 — 163,400 = 83,295,237
03/31/10	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A —3,048,019

	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — 2,542,296

Month #4 04/01/10 through	Common — 113,100	Common — $14.1406	Common — 113,100	Common — 83,295,237 — 113,100 = 83,182,137
04/30/10
	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A —3,048,019

	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — 2,542,296

Month #5	Common — N/A	Common — N/A	Common — N/A	Common — 83,182,137
05/01/10
through	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A —3,048,019
05/31/10
	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — 2,542,296

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May Yet
	Shares (or Units)	(b) Average Price Paid	Publicly Announced Plans	Be Purchased Under the Plans
Period	Purchased	per Share (or Unit)	or Programs	or Programs
Month #6 06/01/10	Common — 12,000	Common — $12.8150	Common — 12,000	Common — 83,182,137 — 12,000 = 83,170,137
through
06/30/10	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A —3,048,019

	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — 2,542,296

Total	Common — 298,500	Common — $13.7189	Common — 298,500	N/A

	Preferred Series A — N/A	Preferred Series A — N/A	Preferred Series A — N/A

	Preferred Series D — N/A	Preferred Series D — N/A	Preferred Series D — N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:
a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
On January 15, 2010, the Board of Trustees of The Gabelli Dividend & Income Trust (the “Fund”) approved and adopted an amendment (the “Amendment”) to the By-Laws of the Fund. The Amendment was effective as of January 15, 2010. The Amendment sets forth the processes and procedures that shareholders of the Fund must follow, and specifies additional information that shareholders of the Fund must provide, when proposing trustee nominations at any annual or special meeting of shareholders or other business to be considered at an annual meeting of shareholders.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer & Principal
Financial Officer

Date	9/1/10

*	Print the name and title of each signing officer under his or her signature.